Annual Total Returns - Fidelity Freedom Blend 2065 Fund [BarChart] - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 - Fidelity Freedom Blend 2065 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Class K6
Bar Chart Table:
Annual Return 2020	18.06%